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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-22004

ING Asia Pacific High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28
Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Asia Pacific High Dividend Equity Income Fund

The schedules are not audited.

ING ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND	PORTFOLIO OF INVESTMENTS as of May 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.3%
		Australia: 20.7%
261,179		Amcor Ltd.	$2,464,102	1.3
84,641		Australia & New Zealand Banking Group Ltd.	2,207,877	1.2
1,159,378		CFS Retail Property Trust	2,222,623	1.2
733,557		Incitec Pivot Ltd.	2,024,280	1.1
421,405		Insurance Australia Group	2,274,173	1.2
581,107		Metcash Ltd.	2,140,705	1.1
77,951		National Australia Bank Ltd.	2,144,488	1.1
950,690		Pan Australian Resources Ltd.	2,119,661	1.1
39,911		Rio Tinto Ltd.	2,067,529	1.1
3,134,834		Sigma Pharmaceuticals Ltd.	2,390,503	1.2
1,436,088		Spark Infrastructure Group	2,395,207	1.2
622,179		Stockland	2,157,687	1.1
204,362		Suncorp-Metway Ltd.	2,419,698	1.3
749,756		Sydney Airport	2,608,517	1.4
410,488		Toll Holdings Ltd.	1,885,008	1.0
376,660		Transurban Group	2,484,512	1.3
126,886		Westpac Banking Corp.	3,419,683	1.8
			39,426,253	20.7

		China: 19.4%
732,500		BOC Hong Kong Holdings Ltd.	2,434,882	1.3
3,670,000		China Communications Services Corp., Ltd.	2,401,789	1.3
3,130,960		China Construction Bank	2,524,276	1.3
237,000		China Mobile Ltd.	2,506,112	1.3
2,226,000		China Petroleum & Chemical Corp.	2,270,173	1.2
916,000		China Resources Power Holdings Co.	2,400,491	1.3
3,999,000		China Shanshui Cement Group Ltd.	2,058,406	1.1
1,445,000		China Shineway Pharmaceutical Group Ltd.	2,769,400	1.5
1,327,000		CNOOC Ltd.	2,324,540	1.2
1,864,000		Digital China Holdings Ltd.	2,596,199	1.4
2,986,000		Harbin Electric Co. Ltd.	2,466,064	1.3
3,642,000		Industrial and Commercial Bank of China Ltd.	2,548,157	1.3
2,448,000		Jiangsu Expressway Co. Ltd.	2,980,136	1.6
3,933,500		Parkson Retail Group Ltd.	1,793,167	0.9
3,082,000		Zhejiang Expressway Co., Ltd.	2,719,983	1.4
			36,793,775	19.4

		Hong Kong: 4.9%
4,823,000		Champion REIT	2,279,005	1.2
366,000		Cheung Kong Infrastructure Holdings Ltd.	2,537,070	1.3
22,580,000		Emperor Watch & Jewellery Ltd.	2,251,717	1.2
668,000		Hang Lung Properties Ltd.	2,339,305	1.2
			9,407,097	4.9

		India: 9.5%
702,011		Bharat Heavy Electricals Ltd.	2,482,655	1.3
442,225		Coal India Ltd.	2,537,944	1.3
59,019		Infosys Ltd.	2,510,584	1.3
6,537,138		NHPC Ltd.	2,227,846	1.2
916,589	@	NTPC Ltd.	2,496,370	1.3
420,855		Oil & Natural Gas Corp., Ltd.	2,437,522	1.3
498,079		Oriental Bank Of Commerce	2,145,098	1.1
95,681		Punjab National Bank	1,283,548	0.7
			18,121,567	9.5

		Indonesia: 3.6%
5,107,500		Bank Negara Indonesia Persero Tbk PT	2,531,900	1.3
608,500		Indo Tambangraya Megah PT	1,857,886	1.0
3,200,500		Indofood Sukses Makmur Tbk PT	2,388,069	1.3
			6,777,855	3.6

		Macau: 1.5%
948,000		Wynn Macau Ltd.	2,793,819	1.5

		Malaysia: 5.4%
1,389,404		Berjaya Sports Toto BHD	1,909,926	1.0
1,979,500		Gamuda BHD	3,081,953	1.6
1,635,600		IOI Corp. Bhd	2,701,029	1.4
486,100		Public Bank BHD	2,642,805	1.4
			10,335,713	5.4

		New Zealand: 1.4%
566,345		Sky Network Television Ltd.	2,633,193	1.4

		Singapore: 4.0%
1,470,000		CapitaMall Trust	2,490,164	1.3
865,000		Singapore Telecommunications Ltd.	2,558,641	1.3
156,000		United Overseas Bank Ltd.	2,634,850	1.4
			7,683,655	4.0

		South Korea: 14.4%
84,780		Hite Jinro Co. Ltd.	2,376,461	1.2
12,041		Hyundai Motor Co.	975,362	0.5
23,377		Hyundai Motor Co.	1,909,317	1.0
84,650		Kangwon Land, Inc.	2,596,671	1.4
72,859		KB Financial Group, Inc.	2,364,924	1.2
36,870		KT&G Corp.	2,597,904	1.4
8,426		POSCO	2,385,257	1.3
19,620		Samsung Engineering Co. Ltd.	1,643,240	0.9

ING ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND	PORTFOLIO OF INVESTMENTS as of May 31, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
12,542		Samsung Fire & Marine Insurance Co. Ltd	$2,527,082	1.3
68,320		Shinhan Financial Group Co., Ltd.	2,435,773	1.3
14,969		SK Telecom Co., Ltd.	2,763,659	1.4
58,010		Coway Co., Ltd.	2,847,513	1.5
			27,423,163	14.4

		Taiwan: 9.8%
1,291,000	@	Cheng Uei Precision Industry Co., Ltd.	2,596,382	1.4
4,508,815	@	Chinatrust Financial Holding Co., Ltd.	2,860,352	1.5
217,000	@	MediaTek, Inc.	2,678,802	1.4
1,573,000	@	Powertech Technology, Inc.	2,829,392	1.5
1,144,000		Quanta Computer, Inc.	2,449,990	1.3
731,167	@	Taiwan Semiconductor Manufacturing Co., Ltd.	2,658,617	1.4
1,712,335	@	TXC Corp.	2,495,543	1.3
			18,569,078	9.8

		Thailand: 1.2%
216,100		PTT PCL	2,316,220	1.2

		United Kingdom: 2.5%
228,000		HSBC Holdings PLC	2,497,431	1.3
94,825		Standard Chartered PLC	2,195,633	1.2
			4,693,064	2.5

		Total Common Stock
		(Cost $184,731,206)	186,974,452	98.3
		Assets in Excess of Other Liabilities	3,208,045	1.7
		Net Assets	$190,182,497	100.0

@	Non-income producing security

Cost for federal income tax purposes is $184,993,201.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$14,700,295
Gross Unrealized Depreciation	(12,719,044)
Net Unrealized Appreciation	$1,981,251

Sector Diversification	Percentage of Net Assets
Financials	30.2%
Industrials	11.8
Information Technology	11.0
Consumer Discretionary	10.4
Energy	7.2
Materials	7.0
Consumer Staples	6.4
Utilities	6.3
Telecommunication Services	5.3
Health Care	2.7
Assets in Excess of Other Liabilities	1.7
Net Assets	100.0%

ING ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND	PORTFOLIO OF INVESTMENTS as of May 31, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2013
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$39,426,253	$—	$39,426,253
China	2,980,136	33,813,639	—	36,793,775
Hong Kong	—	9,407,097	—	9,407,097
India	2,227,846	15,893,721	—	18,121,567
Indonesia	—	6,777,855	—	6,777,855
Macau	—	2,793,819	—	2,793,819
Malaysia	1,909,926	8,425,787	—	10,335,713
New Zealand	—	2,633,193	—	2,633,193
Singapore	—	7,683,655	—	7,683,655
South Korea	2,597,904	24,825,259	—	27,423,163
Taiwan	—	18,569,078	—	18,569,078
Thailand	—	2,316,220	—	2,316,220
United Kingdom	—	4,693,064	—	4,693,064
Total Common Stock	9,715,812	177,258,640	—	186,974,452
Total Investments, at fair value	$9,715,812	$177,258,640	$—	$186,974,452
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(219,519)	$—	$(219,519)
Total Liabilities	$—	$(219,519)	$—	$(219,519)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

ING Asia Pacific High Dividend Equity Income Fund Written OTC Options on May 31, 2013:

Number of Contracts	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Indices
3,600	HSBC	Call on S&P/ASX 200 Index	5,201.810 AUD	06/06/13	$245,839	$(638)
3,800	Citigroup, Inc.	Call on Hang Seng Index	23,046.570 HKD	06/06/13	172,030	(10,588)
44,800,000	JPMorgan Chase & Co.	Call on Korea Stock Exchange KOSPI 200 Index	257.600 KRW	06/05/13	148,663	(172,234)
32,000	Citigroup, Inc.	Call on Taiwan Stock Exchange Weighted Index	8,280.520 TWD	06/06/13	113,946	(36,059)
				Total Written OTC Options	$680,478	$(219,519)

ING ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND	PORTFOLIO OF INVESTMENTS as of May 31, 2013 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of May 31, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Derivative Type	Fair Value

Liability Derivatives

Equity contracts	Writen options	$219,519
Total Liability Derivatives		$219,519

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral (received)/pledged, if any, at May 31, 2013(1):

Counterparty	Total Fair Value of OTC Derivative Instruments(2)	Collateral (Received)/Pledged	Net Exposure at May 31, 2013(3)
Citigroup, Inc.	$(46,647)	$—	$(46,647)
HSBC	(638)	—	(638)
JPMorgan Chase & Co.	(172,234)	—	(172,234)

(1)	Please refer to the table above for the gross fair values of all open OTC derivative instruments broken down by assets and liabilities at May 31, 2013.

(2)	Represents the net fair value of all open OTC derivative instruments with each respective broker(s).

(3)	Net exposure represents the fair value of the net receivable/(payable) that would be due from/(to) the counterparty in the event of default.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Asia Pacific High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 26, 2013

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 26, 2013